DEFERRED INCOME TAXES - Unrecognized Deferred Tax Assets (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income tax [Abstract]
Deductible temporary differences	CAD 204.0	CAD 188.9
Tax losses	109.8	40.2
Total	CAD 313.8	CAD 229.1